American Century Investments®
Quarterly Portfolio Holdings
Equity Income Fund
December 31, 2025

Equity Income Fund - Schedule of Investments
DECEMBER 31, 2025 (UNAUDITED)

	Shares/Principal Amount ($)	Value ($)
COMMON STOCKS — 79.2%
Aerospace and Defense — 1.3%
RTX Corp.	432,051	79,238,153
Automobile Components — 0.5%
Gentex Corp.	1,471,273	34,236,523
Banks — 7.3%
Capitol Federal Financial, Inc.	1,774,074	12,081,444
Commerce Bancshares, Inc.	626,913	32,812,626
JPMorgan Chase & Co.	589,949	190,093,367
PNC Financial Services Group, Inc.	151,345	31,590,242
Truist Financial Corp.	2,020,315	99,419,701
U.S. Bancorp	1,867,992	99,676,053
		465,673,433
Beverages — 2.5%
PepsiCo, Inc.	913,932	131,167,521
Pernod Ricard SA	346,109	29,636,029
		160,803,550
Building Products — 1.4%
A.O. Smith Corp.	721,133	48,229,375
Assa Abloy AB, Class B	482,450	18,637,449
Masco Corp.	306,453	19,447,507
		86,314,331
Capital Markets — 5.0%
AllianceBernstein Holding LP	950,714	36,583,475
Bank of New York Mellon Corp.	413,592	48,013,895
Blackrock, Inc.	62,622	67,026,832
Charles Schwab Corp.	712,076	71,143,513
Northern Trust Corp.	362,026	49,449,131
T. Rowe Price Group, Inc.	428,895	43,910,270
		316,127,116
Chemicals — 1.7%
Linde PLC	247,974	105,733,634
Commercial Services and Supplies — 0.3%
Republic Services, Inc.	74,838	15,860,417
Communications Equipment — 1.7%
Cisco Systems, Inc.	1,419,773	109,365,114
Construction Materials — 1.3%
CRH PLC	383,690	47,884,512
Martin Marietta Materials, Inc.	50,753	31,601,863
		79,486,375
Consumer Staples Distribution & Retail — 2.1%
Koninklijke Ahold Delhaize NV	395,323	16,210,964
Sysco Corp.	736,630	54,282,265
Walmart, Inc.	561,548	62,562,063
		133,055,292
Containers and Packaging — 1.8%
Amcor PLC	3,301,190	27,531,925
Packaging Corp. of America	432,154	89,123,119
		116,655,044
Diversified Telecommunication Services — 1.5%
Verizon Communications, Inc.	2,308,557	94,027,527

Electric Utilities — 1.6%
Duke Energy Corp.	631,449	74,012,137
Eversource Energy	434,883	29,280,673
		103,292,810
Electrical Equipment — 0.5%
Legrand SA	226,633	33,691,859
Electronic Equipment, Instruments and Components — 0.5%
TE Connectivity PLC	133,354	30,339,369
Energy Equipment and Services — 1.0%
Baker Hughes Co.	1,433,108	65,263,738
Food Products — 3.0%
Hershey Co.	168,403	30,645,978
McCormick & Co., Inc.	718,336	48,925,865
Mondelez International, Inc., Class A	2,112,068	113,692,620
		193,264,463
Gas Utilities — 3.3%
Atmos Energy Corp.	401,591	67,318,699
ONE Gas, Inc.	970,316	74,956,911
Spire, Inc.	808,397	66,854,432
		209,130,042
Ground Transportation — 3.2%
CSX Corp.	1,419,743	51,465,684
Norfolk Southern Corp.	531,174	153,360,557
		204,826,241
Health Care Equipment and Supplies — 6.0%
Becton Dickinson & Co.	972,524	188,737,732
Medtronic PLC	1,518,214	145,839,637
Zimmer Biomet Holdings, Inc.	493,589	44,383,523
		378,960,892
Health Care Providers and Services — 1.7%
Quest Diagnostics, Inc.	233,216	40,469,973
UnitedHealth Group, Inc.	209,694	69,222,086
		109,692,059
Hotels, Restaurants and Leisure — 0.6%
Sodexo SA(1)	684,733	35,082,990
Household Products — 1.7%
Kimberly-Clark Corp.	756,812	76,354,763
Reckitt Benckiser Group PLC	393,499	31,841,687
		108,196,450
Insurance — 4.1%
Allstate Corp.	171,802	35,760,586
Marsh & McLennan Cos., Inc.	804,922	149,329,130
Reinsurance Group of America, Inc.	383,320	77,990,287
		263,080,003
Machinery — 1.9%
Dover Corp.	297,758	58,134,272
PACCAR, Inc.	547,169	59,920,477
		118,054,749
Metals and Mining — 0.8%
Reliance, Inc.	184,407	53,269,650
Oil, Gas and Consumable Fuels — 6.5%
Chevron Corp.	590,249	89,959,850
Enterprise Products Partners LP	6,222,032	199,478,346
Exxon Mobil Corp.	697,506	83,937,872
TotalEnergies SE	594,841	38,782,437
		412,158,505

Personal Care Products — 4.3%
Estee Lauder Cos., Inc., Class A	291,066	30,480,431
Kenvue, Inc.	6,878,051	118,646,380
Unilever PLC	1,865,186	122,038,449
		271,165,260
Pharmaceuticals — 5.9%
Johnson & Johnson	972,320	201,221,624
Merck & Co., Inc.	566,232	59,601,580
Roche Holding AG	154,206	63,682,476
Sanofi SA, ADR	1,053,293	51,042,579
		375,548,259
Professional Services — 0.4%
Automatic Data Processing, Inc.	106,874	27,491,199
Semiconductors and Semiconductor Equipment — 1.5%
Analog Devices, Inc.	356,340	96,639,408
Specialized REITs — 0.9%
American Tower Corp.	325,280	57,109,410
Trading Companies and Distributors — 1.4%
Bunzl PLC	1,707,138	47,670,100
MSC Industrial Direct Co., Inc., Class A	509,608	42,858,033
		90,528,133
TOTAL COMMON STOCKS (Cost $3,675,886,864)		5,033,361,998
PREFERRED SECURITIES — 7.4%
Banks — 5.3%
Bank of America Corp., 6.30%	45,080,000	45,093,807
Citigroup, Inc., 6.25%	60,968,000	61,071,859
M&T Bank Corp., 5.125%	64,275,000	64,208,492
PNC Financial Services Group, Inc., 5.00%	14,060,000	14,097,502
PNC Financial Services Group, Inc., 6.20%	23,065,000	23,462,041
Truist Financial Corp., 5.10%(1)	69,023,000	69,549,666
Wells Fargo & Co., 3.90%	58,724,000	58,577,133
		336,060,500
Capital Markets — 2.1%
Charles Schwab Corp., 4.00%	82,997,000	82,540,862
Goldman Sachs Group, Inc., 7.38%(1)	22,358,000	22,487,766
Goldman Sachs Group, Inc., 7.56%	26,168,000	26,302,425
		131,331,053
TOTAL PREFERRED SECURITIES (Cost $457,563,412)		467,391,553
CONVERTIBLE BONDS — 5.4%
Electric Utilities — 0.3%
Duke Energy Corp., 4.125%, 4/15/26	15,286,000	15,763,688
Health Care Equipment and Supplies — 1.0%
Envista Holdings Corp., 1.75%, 8/15/28	64,648,000	62,223,700
Hotels, Restaurants and Leisure — 0.8%
Cracker Barrel Old Country Store, Inc., 0.625%, 6/15/26	54,105,000	52,619,818
Multi-Utilities — 0.2%
WEC Energy Group, Inc., 4.375%, 6/1/27	13,872,000	15,685,764
Semiconductors and Semiconductor Equipment — 3.1%
Microchip Technology, Inc., 0.75%, 6/1/30	130,144,000	127,879,494
ON Semiconductor Corp., 0.50%, 3/1/29	73,238,000	69,466,243
		197,345,737
TOTAL CONVERTIBLE BONDS (Cost $346,670,935)		343,638,707

EQUITY-LINKED NOTES — 4.7%
Air Freight and Logistics — 0.3%
JPMorgan Chase Bank NA, (convertible into FedEx Corp.), 13.25%, 4/17/26(2)	61,701	15,140,059
Building Products — 0.6%
JPMorgan Chase Bank NA, (convertible into Masco Corp.), 7.91%, 4/9/26(2)	202,754	13,570,490
Royal Bank of Canada, (convertible into Owens Corning), 14.75%, 5/21/26(2)	142,176	14,460,680
UBS AG, (convertible into Carrier Global Corp.), 8.05%, 2/2/26(2)	177,035	9,334,414
		37,365,584
Consumer Staples Distribution & Retail — 0.2%
Wells Fargo Bank NA, (convertible into Target Corp.), 11.38%, 2/24/26(2)	134,536	13,553,281
Electronic Equipment, Instruments and Components — 0.4%
JPMorgan Chase Bank NA, (convertible into CDW Corp.), 9.50%, 5/6/26(2)	91,091	12,653,940
Merrill Lynch BV, (convertible into Keysight Technologies, Inc.), 7.10%, 2/24/26(2)	86,706	13,802,197
		26,456,137
Entertainment — 0.2%
Merrill Lynch BV, (convertible into Walt Disney Co.), 8.53%, 5/18/26(2)	122,712	13,363,922
Health Care Equipment and Supplies — 0.2%
Wells Fargo Bank NA, (convertible into Teleflex, Inc.), 11.42%, 4/23/26(2)	98,192	12,301,035
Health Care Providers and Services — 0.2%
Merrill Lynch BV, (convertible into Elevance Health, Inc.), 15.85%, 3/23/26(2)	44,319	14,360,324
Household Durables — 0.2%
JPMorgan Chase Bank NA, (convertible into PulteGroup, Inc.), 10.16%, 4/23/26(2)	117,685	14,405,421
Interactive Media and Services — 0.6%
Royal Bank of Canada, (convertible into Alphabet, Inc., Class A), 7.46%, 1/22/26(2)	98,371	19,963,132
Royal Bank of Canada, (convertible into Alphabet, Inc., Class A), 8.08%, 1/6/26(2)	101,423	19,627,199
		39,590,331
IT Services — 0.5%
JPMorgan Chase Bank NA, (convertible into Accenture PLC, Class A), 13.03%, 4/7/26(2)	57,095	14,399,649
Merrill Lynch BV, (convertible into Accenture PLC), 13.82%, 3/13/26(2)	57,579	14,455,106
		28,854,755
Leisure Products — 0.2%
Wells Fargo Bank NA, (convertible into Mattel, Inc.), 9.30%, 1/28/26(2)	739,067	12,760,502
Machinery — 0.5%
Royal Bank of Canada, (convertible into Deere & Co.), 7.68%, 2/19/26(2)	27,714	13,345,330
UBS AG, (convertible into Toro Co.), 5.80%, 2/19/26(2)	184,119	14,758,856
		28,104,186
Semiconductors and Semiconductor Equipment — 0.2%
Merrill Lynch BV, (convertible into QUALCOMM, Inc.), 11.45%, 2/4/26(2)	88,582	13,238,043
Software — 0.2%
Wells Fargo Bank NA, (convertible into Salesforce, Inc.), 7.29%, 3/6/26(2)	55,007	14,202,138
Textiles, Apparel and Luxury Goods — 0.2%
UBS AG, (convertible into NIKE, Inc., Class B), 10.75%, 6/24/26(2)	204,878	12,028,945
TOTAL EQUITY-LINKED NOTES (Cost $292,001,012)		295,724,663
CONVERTIBLE PREFERRED SECURITIES — 1.2%
Banks — 0.6%
Bank of America Corp., 7.25%	30,842	38,618,039
Electric Utilities — 0.6%
NextEra Energy, Inc., 7.30%, 6/1/27	756,326	39,071,801
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $78,053,100)		77,689,840
EXCHANGE-TRADED FUNDS — 0.3%
iShares Russell 1000 Value ETF(1) (Cost $13,068,698)	76,942	16,183,980
SHORT-TERM INVESTMENTS — 1.8%
Money Market Funds — 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio(3)	46,987,569	46,987,569

Repurchase Agreements — 1.1%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.625%, 10/15/27, valued at $68,954,080), at 3.82%, dated 12/31/25, due 1/2/26 (Delivery value $67,616,347)	67,602,000
TOTAL SHORT-TERM INVESTMENTS (Cost $114,589,569)	114,589,569
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $4,977,833,590)	6,348,580,310
OTHER ASSETS AND LIABILITIES — 0.0%	2,747,745
TOTAL NET ASSETS — 100.0%	$6,351,328,055

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	27,273,909	CHF	21,466,285	JPMorgan Chase Bank NA	3/27/26	$(58,314)
USD	27,269,267	CHF	21,466,285	UBS AG	3/27/26	(62,957)
USD	70,237,292	EUR	59,468,700	Citibank NA	3/27/26	85,472
USD	70,268,514	EUR	59,468,700	Goldman Sachs & Co. LLC	3/27/26	116,693
USD	70,186,262	EUR	59,468,700	Morgan Stanley & Co. LLC	3/27/26	34,442
USD	70,263,161	EUR	59,468,700	UBS AG	3/27/26	111,341
GBP	1,305,771	USD	1,757,833	JPMorgan Chase Bank NA	3/27/26	1,898
USD	23,213,091	GBP	17,342,383	Citibank NA	3/27/26	(158,495)
USD	23,203,935	GBP	17,342,383	Goldman Sachs & Co. LLC	3/27/26	(167,652)
USD	23,207,186	GBP	17,342,383	JPMorgan Chase Bank NA	3/27/26	(164,400)
USD	15,890,559	SEK	146,809,535	Citibank NA	3/27/26	(123,565)
						$(385,537)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CHF	–	Swiss Franc
EUR	–	Euro
GBP	–	British Pound
SEK	–	Swedish Krona
USD	–	United States Dollar
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $52,561,404. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $295,724,663, which represented 4.7% of total net assets.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $54,370,707, which includes securities collateral of $7,383,138.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Equity-linked notes are valued at the mean using market models that consider quotations from dealer and active market makers.  Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Beverages	$131,167,521	$29,636,029	—
Building Products	67,676,882	18,637,449	—
Consumer Staples Distribution & Retail	116,844,328	16,210,964	—
Electrical Equipment	—	33,691,859	—
Hotels, Restaurants and Leisure	—	35,082,990	—
Household Products	76,354,763	31,841,687	—
Oil, Gas and Consumable Fuels	373,376,068	38,782,437	—
Personal Care Products	149,126,811	122,038,449	—
Pharmaceuticals	311,865,783	63,682,476	—
Trading Companies and Distributors	42,858,033	47,670,100	—
Other Industries	3,326,817,369	—	—
Preferred Securities	—	467,391,553	—
Convertible Bonds	—	343,638,707	—
Equity-Linked Notes	—	295,724,663	—
Convertible Preferred Securities	—	77,689,840	—
Exchange-Traded Funds	16,183,980	—	—
Short-Term Investments	46,987,569	67,602,000	—
	$4,659,259,107	$1,689,321,203	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$349,846	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$735,383	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.